Vessels, Net - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) item vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 vessel
Property, Plant and Equipment [Line Items]
Advance payment		$ 30,637
Future lease payments		32,160
Accumulated depreciation, transfer from right-of-use asset		$ 1,523
Number of vessel disposed | vessel	3	0	7
Number of impaired vessels | vessel	0	0
Number of vessels provided as collateral | item	27
Vessels provided as collateral	$ 603,157
Number of vessels sold and leased back | vessel	11
Carrying value of vessels sold and leased back	$ 311,481
Stelios Y
Property, Plant and Equipment [Line Items]
Advance payment		$ 30,637
Future lease payments		32,160
Accumulated depreciation, transfer from right-of-use asset		$ 1,523